Exhibit 99.1

Long Beach Acceptance Auto Receivables Trust 2007-A

Class A-1 5.335% Asset Backed Notes

Class A-2 5.150% Asset Backed Notes

Class A-3 4.972% Asset Backed Notes

Class A-4 5.025% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among Long Beach Acceptance Auto Receivables Trust 2007-A, as Issuer, Long Beach Acceptance Corp., as Servicer, Long Beach Acceptance Receivables Corp., as Transferor, and Wells Fargo Bank, N.A., as Indenture Trustee, Trust Collateral Agent, and Backup Servicer, dated as of March 1, 2007. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that a Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	12/01/2007
Monthly Period Ending:	12/31/2007
Prev. Distribution/Close Date:	12/17/2007
Distribution Date:	01/15/2008
Days of Interest for Period:	29
Days in Collection Period:	31
Seasoning/Months Since Closing:	10/10

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	22,125	02/28/2007	03/22/2007	$413,264,063
Sub. Purchase #1	3,820	03/31/2007	04/13/2007	$78,887,836
Total	25,945			$492,151,899

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$370,577,570

{2}	Purchase of Subsequent Receivables			{2}	0

	Monthly Principal Amounts

	{3}	Collections on Receivables outstanding at end of period	{3}	4,898,090

	{4}	Collections on Receivables paid off during period	{4}	5,102,953

	{5}	Receivables becoming Liquidated Receivables during period	{5}	3,086,421

	{6}	Receivables becoming Purchased Receivables during period	{6}	0

	{7}	Other Receivables adjustments	{7}	1

	{8}	Total Monthly Principal Amounts		{8}	13,087,465

{9}	End of period Aggregate Principal Balance			{9}	$357,490,105

{10}	Pool Factor ( {9} / Original Pool Balance)			{10}	72.6381643%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3	Class A-4	TOTAL
	{11}	Original Note Balance	{11}	$100,000,000	$145,000,000	$98,000,000	$143,000,000	$486,000,000

	{12}	Beginning of period Note Balance	{12}	$0	$112,493,995	$98,000,000	$143,000,000	$353,493,995

	{13}	Noteholders’ Principal Payment Amount	{13}	0	0	0	0	0
	{14}	Noteholders’ Class A Required Overcollateralization Target Payment	{14}	0	0	0	0	0

	{15}	End of period Note Balance	{15}	$0	$112,493,995	$98,000,000	$143,000,000	$353,493,995

	{16}	Note Pool Factors ( {15} / {11} )	{16}	0.0000000%	77.5820655%	100.0000000%	100.0000000%	72.7353899%

III.	RECONCILIATION OF PRE-FUNDING ACCOUNT:
{17}	Beginning of period Pre-Funding Account balance	{17}		$0

{18}	Purchase of Subsequent Receivables	{18}	0

{19}	Investment Earnings	{19}	0

{20}	Investment Earnings Transfer to Collections Account	{20}	0

{21}	Payment of Mandatory Special Redemption Amount	{21}	0

{22}	Total Month Activity	{22}		0

{23}	End of period Pre-Funding Account balance	{23}		$0

IV.	CALCULATION OF PRINCIPAL PAYMENT AMOUNT
{24}	Beginning Note Balance	{24}	$353,493,995

{25}	Ending Receivables Principal Balance + End of Period Pre-Funding Account Balance	{25}	357,490,105

{26}	Principal Payment Amount ({24} - {25})	{26}		$0

V.	CALCULATION OF REQUIRED OVERCOLLATERALIZATION TARGET
	Required Total Enhancement Amount
{27}	(a) No Trigger Event and No Event of Default the greater of: ( i ) 8% of Pool Balance or (ii) Required Total Enhancement Floor (2.00% Initial Pool Balance + Initial Pre-Funding)	{27}	$0

{28}	(b) Trigger Event and No Event of Default the greater of: ( i ) 13% of the Pool Balance and ( ii ) Required Total Enhancement Floor (2.00% Initial Pool Balance + Initial Pre-Fund)	{28}	46,473,714

{29}	( c) Event of Default Unlimited Amount	{29}	0

{30}	Required Total Enhancement Amount	{30}		46,473,714

{31}	Required Overcollateralization Target		25,000,079

	Required Total Enhancement Amount minus (the amount on deposit in the Spread Account + Supplemental Enhancement Account)	{31}		$21,473,635

VI. RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
{32}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{32}	$13,544,723

{33}	Liquidation Proceeds collected during period	{33}	1,236,961

{34}	Purchase Amounts deposited in Collection	{34}	0

{35}	Investment Earnings - Collection Account	{35}	45,326

{36}	Investment Earnings - Transfer From Prefunding Account	{36}	0

{37}	Collection of Supplemental Servicing - Extension Fees	{37}	0

{38}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{38}	0

{39}	Collection of Supplemental Servicing - Late Fees	{39}	69,862

{40}	Mandatory Special Redemption Amount	{40}	0

{41}	Deposit from Spread for Deficiency Claim Amount	{41}	0

{42}	Deposit from Demand Note for Remaining Deficiency Claim Amount	{42}	0

{43}	Total Available Funds	{43}		14,896,872

	Distributions:
{44}	Investment Earnings - Transfer From Prefunding Account	{44}		$14,896,872

VII. RECONCILIATION OF NOTE ACCOUNT:
{45}	Deposit from Collection Account	{45}		$14,896,872

	Distributions:
{46}	Base Servicing and Dealer Participation Fees - to Servicer	{46}	540,426

{47}	Repo and Recovery Fees - reimbursed to Servicer	{47}	0

{49}	Bank Service Charges - reimbursed to Servicer	{49}	0

{50}	Late Fees - to Servicer	{50}	69,862

{50}	Indenture Trustee Fee	{50}	884

{51}	Custodian Fee	{51}	6,176

{52}	Backup Servicing fees	{52}	3,088

		Noteholders’ Interest Distributable Amount
		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{53}	Class A - 1	$0	0	5.33500%	29	Actual/360	$0	{53}	0

	{54}	Class A - 2	112,493,995	0	5.15000%	30	30/360	482,787	{54}	482,787

	{55}	Class A - 3	98,000,000	0	4.97200%	30	30/360	406,047	{55}	406,047

	{56}	Class A - 4	143,000,000	0	5.02500%	30	30/360	598,813	{56}	598,813

		Noteholders’ Payment Amount
		Class	Principal Payment Amnt				Mandatory Note Prepayment	Total Principal
	{57}	Class A - 1	$0				0	0	{57}	0

	{58}	Class A - 2	0				0	0	{58}	0

	{59}	Class A -3	0				0	0	{59}	0

	{60}	Class A - 4	0				0	0	{60}	0

				Beginning Balance	Interest Rate	Days	Days Basis	Calculated Interest
	{61}	Security Insurer Premiums - to FSA		$12,303,797	5.00000%	30	30/360	51,266	{61}	41,241

	{62}	Class C Interest Payment							{62}	51,266

	{63}	Class C Reimbursement							{63}	0

	{64}	Expenses: Trust Collateral Agent, Indenture Trustee, Backup Servicer and Custodian							{64}	0

	{65}	Deposit to Spread Account to increase to Requisite Amount							{65}	0

	{66}	Class C Supplemental Interest Payment Amount							{66}	0

	{67}	Deposit to Spread Account Any Remaining Available Funds							{67}	12,696,282

	{68}	Total distributions							{68}		14,896,872

{69}	Ending Note Account Balance								{69}		$0

VIII.	RECONCILIATION OF SPREAD ACCOUNT:
			Initial				Total
{70}	Initial or Subsequent Spread Account Deposits		$ 0				$0

{71}	Beginning of period Spread Account balance				{71}		$0

	Additions to Spread Account
	{72}	Deposits from Note Account ({67})			{72}	12,696,282

	{73}	Investment Earnings			{73}	0

	{74}		Deposits Related to Subsequent Receivables Purchases		{74}	0

	{75}		Total Additions		{75}		12,696,282

{76}	Spread Account balance available for withdrawals				{76}		12,696,282

	Requisite Amount of Spread Account
	Floor Amount (Calculation Below) =		0
	{77}		(Max of (1.)$100,000 or (2.) Lesser of Note Balance and Initial & Subsequent Spread Account Deposit Amounts)		{77}	0

	{78}		If Trigger Event exists then 5% of Ending Pool Balance		{78}	17,874,505

	{79}		If an Insurance Agreement Event of Default exists then an unlimited amount (as specified by FSA)		{79}	0

	{80}		Requisite Amount of Spread Account		{80}		17,874,505

	Withdrawals from Spread Account
	{81}		Priority First - Deficiency Claim Amount		{81}	0

	{82}		Priority Fifth - Unreimbursed Amounts		{82}	0

	{83}		Priority Sixth - any amounts owed to the Trustee, Owner Trustee, Collateral Agen, Back-up Servicer or an Custodian		{83}	0

			(other than LBAC in its capacity as such) for reasonable out of pocket expenses owed to the Trust
	{84}	Priority Seventh -	Class A Overcollateralization Payment	17,477,525	{84}	0

	{85}		Class C Interest Carryover Shortfall and Supplemental Interest		{85}	0

	{86}		Class R Certificateholder		{86}	0

	{87}	Total withdrawals			{87}		0

{88}	End of period Spread Account balance				{88}		$12,696,282

IX.	RECONCILIATION OF CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT:
		Initial			Total
{89}	Initial or Subsequent Class C Amount	$12,303,797			$12,303,797

{90}	Beginning of Period Class C Balance		{90}		$12,303,797

	{91}	Investment Earnings	{91}	49,077

	{92}	Investment Earnings Amount to Class C Certificateholder	{92}	(49,077)

	{93}	Requisite Amount of Class C Supplemental Enhancement Account
		Required Supplemental Enhancement Account Balance (Least of (1) 2.5% of Original Pool & Prefund (2) 2.5% of Beginning Pool (3) 1% of Original Pool & Prefund (4) Req. Total Enhancement - Overcollateralization)	{93}		12,303,797

	{94}	Supplemental Enhancement Account Release Amount	{94}	0

{95}	End of period Class C Supplemental Enhancement Account		{95}		$12,303,797

X.	CALCULATION OF TOTAL ENHANCEMENT AMOUNT AND PERCENTAGE

	{96}	Aggregate Principal Balance Plus Pre-Funding Account Balance	{96}	$357,490,105
	{97}	End of period Note Balance less Pre-Funding Account Balance	{97}	353,493,995
	{98}	Line {90} less line {91}	{98}	3,996,110	1,12%
	{99}	Ending Spread Balance	{99}	12,696,282	3.55%
	{100}	Ending Supplemental Enhancement Account Balance	{100}	12,303,797	3.44%
	{101}	Total Enhancement Amount and Percentage	{101}	28,996,189	8.11%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

						Cumulative	Monthly
	{102}	Original Number of Receivables			{102}	22,125
	{103}	Beginning of period number of Receivables			{103}	0	21,301
	{104}	Number of Subsequent Receivables Purchased			{104}	3,820	0
	{105}	Number of Receivables becoming Liquidated Receivables during period			{105}	725	156
	{106}	Number of Receivables becoming Purchased Receivables during period			{106}	29	0
	{107}	Number of Receivables paid off during period			{107}	4,426	380
	{108}	End of period number of Receivables			{108}	20,765	20,765

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL)

					Original	Prev. Month	Current
	{109}	Weighted Average APR of the Receivables		{109}	12.27%	12.32%	12.31%
	{110}	Weighted Average Remaining Term of the Receivables		{110}	64.87	58.52	57.69
	{111}	Weighted Average Original Term of Receivables		{111}	68.97	68.97	68.97
	{112}	Average Receivable Balance		{112}	$18,457	$17,397	$17,216
	{113}	Aggregate Realized Losses		{113}	$0	$6,807,256	$8,656,716
	{114}	ABS Prepay Speed		{114}		1.6463	1.7738

XIII.	DELINQUENCY:

		Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
		{115}	30-59 days	{115}	951	$17,290,720	4.84%
		{116}	60-89 days	{116}	221	4,038,021	1.13%
		{117}	90-119 days	{117}	102	2,021,956	0.57%
		{118}	over 90 days	{118}	11	198,975	0.06%
		{119}	Receivables with Scheduled Payment delinquent more than 30 days at end of period	{119}	1,285	$23,549,672	6.60%

Receivables Repossessed			Units	Dollars	Percentage
{120}	Collection Period Reposessions (Current Period Ending Balance)	{120}	56	$1,161,064	0.32%
{121}	Unliquidated Reposessions	{121}	108	2,175,721	0.61%

XIV.	PERFORMANCE TESTS:

	Delinquency Ratio
	{122}	Receivables with Scheduled Payment delinquent more than 30 days at the end of period ({115} + {116})	{122}	$21,328,741

	{123}	End of period Pool Balance	{123}	357,490,105

	{124}	Delinquency Ratio {26} divided by {27}	{124}		5.97%

	{125}	Previous Monthly Period Delinquency Ratio	{125}		4.04%

	{126}	Second previous Monthly Period Delinquency Ratio	{126}		3.49%

	{127}	Average Delinquency Ratio ({124} + {125} + {126}) / 3	{127}		4.50%

	{128}	Compliance (Delinquency Test Failure is a Delinquency Ratio greater than 4.25% )	{128}		no

	Cumulative Default Rate
	{129}	Defaulted Receivables in Current Period	{129}	$2,711,897

	{130}	Cumulative Defaulted Receivables from last month	{130}	12,502,820

	{131}	Cumulative Defaulted Receivables {129} + {130}	{131}	15,214,717

	{132}	Original Pool Balance	{132}	492,151,899

	{133}	Cumulative Default Rate {131} divided by {132}	{133}		3.09%

	{134}	Compliance (Default Test Failure is a Cumulative Default Rate greater than 5.88%.)	{134}		yes

	Cumulative Net Loss Rate
	{135}	Receivables becoming Liquidated Receivables during period	{135}	$3,086,241

	{136}	Purchased Receivables with Scheduled Payment delinquent more than 30 days at end of period	{136}	0

	{137}	Liquidation Proceeds collected during period	{137}	(1,236,961)

	{138}	Net Losses during period {135} + {136} + {137}	{138}	1,849,460

	{139}	Net Losses since Initial Cut-off Date (Beginning of Period)	{139}	6,807,256

	{140}	Original Pool Balance	{140}	492,151,899

	{141}	Cumulative Net Loss Rate ({138} + {139}) / {140}	{141}		1.75%

	{142}	Compliance (Net Loss Test Failure is a Net Loss Rate greater than 3.13%.)	{142}		yes

	Extension Rate
	{143}	Aggregate number of receivables extended in the current quarter	{143}	741

	{144}	Beginning of Aggregate number of Receivables as of beginning of current quarter	{144}	22,439

	{145}	Extension Rate {143} divided by {144}	{145}		3.30%

	{146}	Compliance (Extension Test Failure is an Extension Rate greater than 4.00%.)	{146}		yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	January 9, 2008

4